Taxes - Schedule of Provision for Income Taxes Determined at Hong Kong Statutory Income Tax Rate to Effective Income Tax Rate (Details) - Hong Kong [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision for Income Taxes Determined at Hong Kong Statutory Income Tax Rate to Effective Income Tax Rate [Line Items]
(Loss) income before income tax expenses	$ (9,636,939)	$ 987,160
Tax (benefits) at Hong Kong statutory tax rate of 16.5%, Amount	$ (1,590,095)	$ 162,881
Tax (benefits) at Hong Kong statutory tax rate of 16.5%, Percentage	(16.50%)	16.50%
Reconciling items:
Tax effect of zero tax rate of the entity operating in Cayman, Amount	$ 1,569,883
Tax effect of zero tax rate of the entity operating in Cayman, Percentage	16.30%
Tax effect of tax loss carry forward, Amount	$ (158,348)
Tax effect of tax loss carry forward, Percentage	(1.64%)
Tax effect of prior year’s tax loss realized, Amount	$ 101,324
Tax effect of prior year’s tax loss realized, Percentage	1.05%
Tax effect of non-taxable income, Amount	$ (954)	$ (746)
Tax effect of non-taxable income, Percentage	(0.01%)	(0.10%)
Tax effect of two-tiered profits tax rates, Amount	$ 29,086	$ (41,744)
Tax effect of two-tiered profits tax rates, Percentage	0.30%	(4.20%)
Income tax (benefits) expenses, Amount	$ (49,104)	$ 120,391
Income tax (benefits) expenses, Percentage	(0.51%)	12.20%